Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2023
Earnings per share [abstract]
Schedule of Computation of Basic and Diluted Loss Per Share

The following table sets forth the computation of basic and diluted loss per share for the years ended September 30, 2023 and September 30, 2022:

	For the Year Ended September 30,
(in USD)	2023	2022
Loss for the year	(222,097,491)	(3,577,590)
Basic weighted average number of ordinary shares	47,765,200	39,348,147
Basic and diluted loss per ordinary share	(4.65)	(0.09)

Schedule of Computation of Diluted Loss Per Share Because Their Effects Would Have Been Anti-dilutive

The following weighted-average effects of potentially dilutive outstanding ordinary share awards, including share options, warrants, management earnout shares and sponsor earnout shares, were excluded from the computation of diluted loss per share because their effects would have been anti-dilutive for the years ended September 30, 2023 and September 30, 2022:

	For the Year Ended September 30,
	2023	2022
Share options	4,296,795	3,957,499
Warrants	33,009,937	3,421,469
Management earnout shares	8,518,290	—
SAP earnout shares	683,720	—
Sponsor earnout shares	754,687	—
Total	47,263,429	7,378,968